Deferred tax assets / (liabilities) - Movements of Net Deferred Tax Assets (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	¥ 7,659	¥ 2,453
(Charged)/credited to consolidated income statement	5,088	5,132
Credited to other comprehensive income	50	74
Ending balance	12,797	7,659
Deferred tax liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(1,068)	(1,016)
(Charged)/credited to consolidated income statement	325	(116)
Credited to other comprehensive income	45	64
Ending balance	(698)	(1,068)
Deferred tax liabilities [member] | Accrued expenses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(144)	(191)
(Charged)/credited to consolidated income statement	138	47
Ending balance	(6)	(144)
Deferred tax liabilities [member] | Change in fair value of derivative financial liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(34)	(54)
(Charged)/credited to consolidated income statement	34	20
Ending balance		(34)
Deferred tax liabilities [member] | Others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(12)	(14)
(Charged)/credited to consolidated income statement	2	2
Ending balance	(10)	(12)
Deferred tax liabilities [member] | Depreciation allowances under tax in excess of the related depreciation under accounting [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(669)	(478)
(Charged)/credited to consolidated income statement	150	(191)
Ending balance	(519)	(669)
Deferred tax liabilities [member] | Fair value remeasurement of identifiable assets in business combination [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(27)	(29)
(Charged)/credited to consolidated income statement	2	2
Ending balance	(25)	(27)
Deferred tax liabilities [member] | Change in fair value of other equity instrument investments [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(166)	(229)
Credited to other comprehensive income	45	63
Ending balance	(121)	(166)
Deferred tax liabilities [member] | Change in fair value of other non-current financial assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(16)	(20)
(Charged)/credited to consolidated income statement	(1)	4
Ending balance	(17)	(16)
Deferred tax liabilities [member] | Change in fair value of derivative financial assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		(1)
Credited to other comprehensive income		1
Deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	8,727	3,469
(Charged)/credited to consolidated income statement	4,763	5,248
Credited to other comprehensive income	5	10
Ending balance	13,495	8,727
Deferred tax assets [member] | Net effect on right of use assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	1,307	1,823
(Charged)/credited to consolidated income statement	268	(516)
Ending balance	1,575	1,307
Deferred tax assets [member] | Accrued expenses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	1,456	1,114
(Charged)/credited to consolidated income statement	86	342
Ending balance	1,542	1,456
Deferred tax assets [member] | Provision for major overhauls [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	361	262
(Charged)/credited to consolidated income statement	122	99
Ending balance	483	361
Deferred tax assets [member] | Provision for impairment losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	1,118	81
(Charged)/credited to consolidated income statement	375	1,037
Ending balance	1,493	1,118
Deferred tax assets [member] | Provision for tax losses (note) [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	4,288	7
(Charged)/credited to consolidated income statement	3,805	4,281
Ending balance	8,093	4,288
Deferred tax assets [member] | Change in fair value of derivative financial liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	10
(Charged)/credited to consolidated income statement	22
Credited to other comprehensive income	(10)	10
Ending balance	22	10
Deferred tax assets [member] | Others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	130	114
(Charged)/credited to consolidated income statement	12	16
Ending balance	142	130
Deferred tax assets [member] | Contract Liabilities Or Other Non Current Liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	57	68
(Charged)/credited to consolidated income statement	(1)	(11)
Ending balance	56	¥ 57
Deferred tax assets [member] | Change in fair value of other equity instrument investments [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Credited to other comprehensive income	15
Ending balance	15
Deferred tax assets [member] | Depreciation allowances under tax in excess of the related depreciation under accounting [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
(Charged)/credited to consolidated income statement	74
Ending balance	¥ 74